UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2009
Date of reporting period: February 28, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments February 28, 2009 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE		VALUE
	U.S. Government Agencies & Obligations (51.6%)
	Federal Home Loan Bank
$4,000	06/18/10	2.75%		$4,069,272
	Federal Home Loan Mortgage Corp.
5,000	07/12/10	4.125		5,195,850
8,900	06/13/18	4.875		9,617,883
	Federal National Mortgage Assoc.
5,000	05/15/10	4.125		5,149,385
	U.S. Treasury Notes
880	11/30/10	1.25		884,403
1,060	10/31/10	1.50		1,069,938
1,330	01/31/14	1.75		1,315,760
1,400	09/30/10	2.00		1,425,211
4,000	01/31/10	2.125		4,049,532
6,000	08/15/18	4.00		6,475,782
1,450	02/28/11	4.50		1,550,821
	U.S. Treasury Strips
2,900	11/15/20	0.00		1,797,548

	Total U.S. Government Agencies & Obligations (Cost $42,573,269)			42,601,385

	U.S. Government Agencies — Mortgage-Backed Securities (18.1%)
	Federal Home Loan Mortgage Corp.
2,190	(a)	5.00		2,223,877
	Federal Home Loan Mortgage Corp. (ARM)
405	05/01/36	5.488		415,546
	Federal Home Loan Mortgage Corp. (PC) Gold
2,775	03/12/39	5.50		2,842,208
	Federal National Mortgage Assoc.
225	(a)	4.50		229,008
225	(a)	5.00		231,363
650	02/01/37-02/01/39	4.50		652,255
2,790	01/01/36	5.50		2,864,280
3,188	10/01/36	6.00		3,298,795
	Federal National Mortgage Assoc. (ARM)
180	04/01/35	5.666		184,536
	Government National Mortgage Assoc.
1,925	02/15/39-03/18/39	5.50		1,978,840

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $14,890,099)			14,920,708

	Collateralized Mortgage Obligations (2.9%)
	Federal Home Loan Mortgage Corp.
818	2774 PH (PAC) 07/15/23	2.75		817,249
1,565	2754 LG (PAC) 09/15/23	3.00		1,564,164

	Total Collateralized Mortgage Obligations (Cost $2,327,729)			2,381,413

			MATURITY
			DATE
	Corporate Bonds — FDIC Guaranteed (16.9%)
	Financial Conglomerates
4,500	JPMorgan Chase & Co.	3.125	12/01/11	4,633,272

	Investment Banks/Brokers
4,500	Goldman Sachs Group Inc. (The)	3.25	06/15/12	4,661,082

	Major Banks
4,500	Bank of America Corp.	3.125	06/15/12	4,618,849

	Total Corporate Bonds (Cost $13,945,841)			13,913,203

	Short-Term Investments (17.5%)
	U.S. Government Agency & Obligations (c) (16.4%)
	Federal Home Loan Bank
3,300	05/08/09	0.39		3,298,344
	Federal Home Loan Mortgage Corp.
2,400	04/20/09	0.33		2,399,249
	Federal National Mortgage Assoc.
3,981	04/22/09	0.33		3,979,702
3,300	05/12/09	0.35		3,298,241
	U.S. Treasury Bills (b)
560	05/15/09	0.055		559,937

	Total U.S. Government Agency & Obligations (Cost $13,533,016)			13,535,473

NUMBER OF
SHARES (000)
	Investment Company (d) (1.1%)
898	Morgan Stanley Institutional Liquidity Funds-Government Portfolio — Institutional Class (Cost $898,284)			898,284

	Total Short-Term Investments (Cost $14,431,300)			14,433,757

	Total Investments (Cost $88,168,238) (e) (f)		106.9%	88,250,466
	Liabilities In Excess of Other Assets		(6.9)	(5,695,283)

	Net Assets		100.0%	$82,555,183

ARM	Adjustable Rate Mortgage. Interest rate in effect as of February 28, 2009.

PAC	Planned Amortization class.

(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(b)	A portion of this security has been physically segregated in connection with open futures contracts.

(c)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with securities on forward commitment basis, open futures and swaps contracts.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at February 28, 2009:

			UNDERLYING	UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	FACE AMOUNT	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AT VALUE	(DEPRECIATION)

82	Long	U.S. Treasury Notes 2 Year, June 2009	$17,761,969	$(28,637)
30	Short	U.S. Treasury Notes 5 Year, March 2009	(3,526,641)	30,636
41	Short	U.S. Treasury Notes 20 Year, June 2009	(5,057,094)	107,630
124	Short	U.S. Treasury Notes 10 Year, June 2009	(14,883,875)	158,193

		Net Unrealized Appreciation		$267,821

Interest Rate Swap Contracts Open at February 28, 2009:

	NOTIONAL	PAYMENTS		PAYMENTS				UNREALIZED
	AMOUNT	RECEIVED		MADE			TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND		BY FUND #			DATE	(DEPRECIATION)

Bank of America, N.A.	$6,183	Fixed Rate 4.778%		Floating Rate 0.00	#	%	October 10, 2018	$158,285
Bank of America, N.A.	1,192	Floating Rate 1.354	#	Fixed Rate 4.243			October 10, 1938	(168,871)
Deutsche Bank AG, New York	2,900	Floating Rate 4.117	#	Fixed Rate 0.00	^		November 15, 2020	84,101

		Net Unrealized Appreciation						$73,515

#	Floating rate represents USD-3 Months LIBOR.

^	Portfolio will make payments of $894,601 on termination date.

MS Limited Duration U.S. Government Trust
Notes to the Portfolio of Investments
FAS 157
2/28/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at February 28, 2009 Using
		Active Market	Other
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$88,250,466	$6,707,173	$81,543,293	—
Other Financial Instruments*	341,336	267,821	73,515	—

Total	$88,591,802	$6,974,994	$81,616,808	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration U.S. Government Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009

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